Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Total Revenue						$ 70,000
Operating expenses:
Research and development	426	480	1,020	1,212		61,143
General and administrative	490,547	80,277	657,019	343,347	376,013	573,726
Goodwill impairment (See note 2 and 3)		3,200,000		3,200,000	3,200,000	6,083,146
Total operating expenses	490,973	3,280,757	658,039	3,544,559	3,576,013	6,718,015
Income/(Loss) from operations	(490,973)	(3,280,757)	(658,039)	(3,544,559)	(3,576,013)	(6,648,015)
Other income (expense):
Interest expense, net	(231,338)	(205,616)	(642,917)	(655,946)	(857,723)	(1,044,786)
Reimbursement for expenses - related party				22,937	22,937	72,246
Change in fair value of investment in GMP Bio						12,706
Change in fair value of derivative on debt	(392,058)	114,722	32,772	140,828	(280,402)	(225,074)
Loss on debt conversion				(88,258)	(88,258)	(373,142)
Total other income (expense)	(623,396)	(90,894)	(610,145)	(580,439)	(1,203,446)	(1,558,050)
Net income (loss) before non-controlling interests	(1,114,369)	(3,371,651)	(1,268,184)	(4,124,998)	(4,779,459)	(8,206,065)
Net loss attributable to non-controlling interests	(67,004)	(67,165)	(199,959)	(202,000)	(255,527)	(302,972)
Net income (loss) attributable to Oncotelic Therapeutics, Inc.	$ (1,047,365)	$ (3,304,486)	$ (1,068,225)	$ (3,922,998)	$ (4,523,932)	$ (7,903,093)
Basic net loss per share attributable to common stock	$ (0.00)	$ (0.01)	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.02)
Basic weighted average common stock outstanding	426,435,213	407,289,888	414,315,703	403,428,494	404,396,473	384,075,369
Service [Member]
Total Revenue						$ 70,000